Restatement (Tables)	12 Months Ended
Dec. 31, 2022
Restatement
Summary of restatement

	Consolidated Statement of Financial Position as at December 31, 2021
	As previously
	reported	Adjustments	As Restated
Property, plant and equipment	30,689	1,995	32,684
Exploration and evaluation assets	7,884	(113)	7,771
Total assets	193,779	1,882	195,661
Lease liabilities (current liabilities)	28	348	376
Accrued liabilities	39	(33)	6
Lease liabilities (non-current liabilities)	217	1,728	1,945
Total liabilities	8,716	2,043	10,759
Accumulated other comprehensive loss	(3,519)	21	(3,498)
Accumulated deficit	(67,119)	(182)	(67,301)
Total shareholders’ equity	185,063	(161)	184,902
Total liabilities and shareholders’ equity	$193,779	$1,882	$195,661

	Consolidated Statement of Net Loss and Comprehensive Loss
	for the year ended December 31, 2021
	As previously
	reported	Adjustments	As Restated
Financial income (expenses)	(1,871)	(182)	(2,053)
Net loss for the period	(33,893)	(182)	(34,075)
Cumulative translation adjustment	(661)	21	(640)
Net loss and comprehensive loss for the period	$(34,554)	$(161)	$(34,715)

Loss per common share
Basic and diluted net loss per common share	(0.39)	—	(0.39)

	Consolidated Statement of Cash Flows for the year
	ended December 31, 2021
	As previously
	reported	Adjustments	As Restated
Net loss for the period	(33,893)	(182)	(34,075)
Interest expense	200	182	382
Amounts payable and accrued liabilities	1,568	33	1,601
Net cash used in operating activities	(4,261)	33	(4,228)
Addition to exploration and evaluation assets	(9,707)	113	(9,594)
Purchase of property, plant and equipment	(8,894)	140	(8,754)
Net cash used in investing activities	(18,601)	253	(18,348)
Lease payments	(33)	(286)	(319)
Net cash provided by financing activities	165,153	(286)	164,867
Cash and cash equivalents, end of period	$154,305	$—	$154,305

	Consolidated Statement of Changes in
	Shareholders’ Equity as at December 31, 2021
	As previously
	reported	Adjustments	As Restated
Accumulated other comprehensive loss	(3,519)	21	(3,498)
Deficit	(67,119)	(182)	(67,301)
Total	$185,063	$(161)	$184,902